Critical accounting estimates and judgments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Changes in Accounting Policies, Accounting Estimates and Errors [Abstract]
Schedule of Goodwill Allocated
The following table shows only the 12 CGUs (2018: 11 CGUs) where goodwill was allocated at each period end and the corresponding amount of goodwill allocated to each one:

CGU / Operating segment / Country	September 30, 2019	September 30, 2018
La Carolina / Crops / Argentina	162	112
La Carolina / Cattle / Argentina	26	38
El Orden / Crops / Argentina	175	170
El Orden / Cattle / Argentina	6	14
La Guarida / Crops / Argentina	1,158	1,149
La Guarida / Cattle / Argentina	597	937
Los Guayacanes / Crops / Argentina	2,145	1,449
Doña Marina / Rice / Argentina	3,734	3,385
Huelen / Crops / Argentina	3,716	3,369
El Colorado / Crops / Argentina	1,857	1,484
El Colorado / Cattle / Argentina	18	216
Closing net book value of goodwill allocated to CGUs tested (Note 15)	13,594	12,323
Closing net book value of PPE items allocated to CGUs tested	162,844	179,545
Total assets allocated to CGUs tested	176,438	191,868

Schedule of Key Assumptions in Valuation Calculations
The following table shows only the 2 CGUs where goodwill was allocated at each period end and the corresponding amount of goodwill allocated to each one:

CGU/ Operating segment	September 30, 2019	September 30, 2018
AVI / Sugar, Ethanol and Energy	3,813	3,966
UMA / Sugar, Ethanol and Energy	1,430	2,107
Closing net book value of goodwill allocated to CGUs tested (Note 15)	5,243	6,073
Closing net book value of PPE items allocated to CGUs tested	614,702	618,818
Total assets allocated to 2 CGUs tested	619,945	624,891
The key assumptions used by management in the value-in-use calculations which are considered to be most sensitive to the calculation are:

Key Assumptions	September 30, 2019	September 30, 2018
Financial projections	Covers 4 years for UMA (*)	Covers 4 years for UMA
	Covers 7 years for AVI (**)	Covers 7 years for AVI
Yield average growth rates	0-1%	0-1%
Future pricing increases	0,11% per annum	0,11% per annum
Future cost decrease	0,78% per annum	3,11% per annum
Discount rates	7%	8%
Perpetuity growth rate	1%	2%

(*) UMA stands for Usina Monte Alegre LTDA.
(**) AVI stands for Adecoagro VAle Do Ivinhema S.A.